EMPLOYEE COMPENSATION - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Employee benefits expense	$ 1,824.4	$ 1,664.0
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Employee benefits expense	$ 48.5	$ 51.6